Note 29 - Correction of an Immaterial Error	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

29.          CORRECTION OF AN IMMATERIAL ERROR

During the fourth quarter of 2013, the Company identified an error in the method used to allocate income to the Company’s noncontrolling interest.

The Company assessed the materiality of this error for each quarterly and annual period in accordance with Staff Accounting Bulletin No. 99, Materiality, and determined that the error was immaterial to previously reported amounts contained in its periodic reports. Accordingly, the Company has revised its consolidated balance sheet as of December 31, 2013 and it intends to revise its consolidated financial statements for certain quarterly and annual periods through subsequent periodic filings. The effect of recording this immaterial correction in the statements of operations for the years ended December 31, 2013 and 2012, the balance sheet as of December 31, 2012 and 2011, and for the fiscal 2013 and 2012 quarterly periods to be reported in subsequent periodic filings are as follows:

	For the Quarter Ended September 30, 2013		For the Quarter Ended June 30, 2013		For the Quarter Ended March 31, 2013		For the Year Ended December 31, 2012
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Net income (loss) attributable to noncontrolling interest	$(32,721)	$(88,027)	$258,546	$199,359	$64,123	$6,067	$130,905	$(130,369)
Net income (loss) attributable to Juhl Energy, Inc.	(1,290,447)	(1,235,141)	(1,279,827)	(1,220,640)	(747,595)	(689,539)	(3,787,066)	(3,525,792)
Total equity attributable to Juhl Energy, Inc.	1,779,503	2,219,651	3,036,365	3,421,206	4,283,677	4,609,331	4,998,866	5,266,465
Noncontrolling interest in equity	1,746,106	1,305,958	1,778,827	1,393,986	1,521,181	1,195,527	1,457,058	1,189,459

	For the Quarter Ended September 30, 2012		For the Quarter Ended June 30, 2012		For the Quarter Ended March 31, 2012		For the Year Ended December 31, 2011
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Net income (loss) attributable to noncontrolling interest	$(38,935)	$(88,782)	$(17,777)	$(73,678)	$58,491	$(11,623)	$7,897	$1,572
Net income (loss) attributable to common stockholders	(710,634)	(660,517)	(1,203,139)	(1,147,238)	(574,215)	(504,101)	3,034,108	3,040,433
Total equity attributable to Juhl Energy, Inc.	5,969,367	6,151,554	6,639,877	6,772,218	7,097,110	7,173,549	7,602,996	7,609,321
Noncontrolling interest in equity	1,328,832	1,146,645	1,368,367	1,236,026	1,386,144	1,309,705	1,327,653	1,321,328